Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Asset allocation
ASSET ALLOCATION

			Other pension plans		Principal retiree
	Principal pension plans		(weighted average)		benefit plans
	2015	2015	2015	2015	2015	2015
	Target	Actual	Target	Actual	Target	Actual
December 31	allocation	allocation	allocation	allocation	allocation	allocation

Equity securities	17 - 57%	47%	37%	40%	35 - 75%	59%
Debt securities (including cash equivalents)	13 - 53	29	37	40	11 - 46	27
Private equities	8 - 18	11	5	4	0 - 25	11
Real estate	2 - 12	7	9	8	0 - 12	1
Other investments	3 - 13	6	12	8	0 - 10	2

Estimated future benefit payments
ESTIMATED FUTURE BENEFIT PAYMENTS
						2021 -
(In millions)	2016	2017	2018	2019	2020	2025

Principal pension plans	$3,395	$3,485	$3,610	$3,705	$3,785	$20,145
Other pension plans	855	870	875	885	905	4,835
Principal retiree benefit plans	625	600	590	575	560	2,500

Cost of postretirement benefit plans and changes in other comprehensive income
2015 COST OF POSTRETIREMENT BENEFIT PLANS AND CHANGES IN OTHER COMPREHENSIVE INCOME

				Principal
	Total	Principal	Other	retiree
	postretirement	pension	pension	benefit
(In millions)	benefit plans	plans	plans	plans

Cost of postretirement benefit plans	$5,045	$4,498	$373	$174
Changes in other comprehensive income
Prior service cost (credit) – current year	(2,401)	902	(12)	(3,291)
Net actuarial loss (gain) – current year	(1,604)	(1,022)	(164)	(418)
Net curtailment/gain (loss)	76	(105)	6	175
Prior service credit (cost) amortization	(197)	(205)	-	8
Net actuarial gain (loss) amortization	(3,552)	(3,288)	(289)	25
Total changes in other comprehensive income	(7,678)	(3,718)	(459)	(3,501)
Cost of postretirement benefit plans and
changes in other comprehensive income	$(2,633)	$780	$(86)	$(3,327)

Other pension plans and principal retiree benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Benefit Plans [Table Text Block]
COST OF BENEFIT PLANS

	Other pension plans			Principal retiree benefit plans
(In millions)	2015	2014	2013	2015		2014	2013

Service cost for benefits earned	$416	$403	$435	$145		$164	$229
Prior service cost (credit) amortization	-	6	7	(8)		353	393
Expected return on plan assets	(881)	(789)	(663)	(48)		(50)	(60)
Interest cost on benefit obligations	555	587	523	335		424	410
Net actuarial loss (gain) amortization	289	205	343	(25)		(150)	(45)
Curtailment loss (gain)	(6)	-	-	(225)	(a)	48	-
Benefit plans cost	$373	$412	$645	$174		$789	$927

(a) Gain principally resulting from life insurance amendment.

Assumptions used to measure pension benefit obligations
ASSUMPTIONS USED TO MEASURE BENEFIT OBLIGATIONS

	Other pension plans (weighted average)			Principal retiree benefit plans
December 31	2015	2014	2013	2015		2014	2013

Discount rate	3.33%	3.53%	4.39%	3.93%		3.89%	4.61%
Compensation increases	3.32	3.60	3.76	3.80		4.10	4.00
Initial healthcare trend rate	N/A	N/A	N/A	6.00	(a)	6.00	6.00

(a) For 2015, ultimately declining to 5% for 2030 and thereafter.

Assumptions used to measure pension costs
ASSUMPTIONS USED TO MEASURE BENEFIT COST

	Other pension plans (weighted average)			Principal retiree benefit plans
December 31	2015	2014	2013	2015		2014		2013

Discount rate	3.53%	4.39%	3.92%	3.89%	(a)	4.61%	(a)	3.74%	(a)
Expected return on assets	6.95	6.92	6.82	7.00		7.00		7.00

(a) Weighted average discount rates of 3.92%, 4.47% and 3.77% were used for determination of costs in 2015, 2014 and 2013, respectively.

Benefit obligations
BENEFIT OBLIGATIONS

	Other pension plans				Principal retiree benefit plans
(In millions)	2015		2014		2015		2014

Balance at January 1	$15,589		$13,535		$10,703		$9,913
Service cost for benefits earned	416		403		145		164
Interest cost on benefit obligations	555		587		335		424
Participant contributions	15		9		50		52
Plan amendments	(12)		(29)		(3,291)	(a)	(586)
Actuarial loss (gain)	(406)	(b)	2,170	(b)	(444)	(b)	1,440	(c)
Benefits paid	(576)		(493)		(691)		(704)
Acquisitions (dispositions)/ other - net	6,859	(d)	48		(50)		-
Exchange rate adjustments	(822)		(641)		-		-
Balance at December 31(e)	$21,618		$15,589		$6,757		$10,703

  Principally related to plan amendments affecting post-65 retiree health and retiree life insurance for certain production participants.
  Primarily associated with discount rate changes.
  Principally associated with discount rate and mortality assumption changes.
  Substantially all related to Alstom acquisition.
  The benefit obligation for retiree health plans was $4,838 million and $8,445 million at December 31, 2015 and 2014, respectively.

Fair value of pension plans' investments
	Other pension plans		Principal retiree benefit plans
December 31 (in millions)	2015	2014	2015	2014

Equity securities
U.S. equity securities	$667	$635	$203	$205
Non-U.S. equity securities	6,323	5,285	162	125
Debt securities
Fixed income and cash investment funds	6,258	4,071	84	133
U.S. corporate	242	222	52	47
Other debt securities	551	365	93	103
Private equities	703	262	75	94
Real estate	1,358	690	6	64
Other investments	1,266	856	20	42
Total plan assets	$17,368	$12,386	$695	$813

Changes in level 3 investments
FAIR VALUE OF PLAN ASSETS

	Other pension plans			Principal retiree benefit plans
(In millions)	2015		2014	2015	2014

Balance at January 1	$12,386		$11,059	$813	$903
Actual gain on plan assets	381		1,537	22	44
Employer contributions	549		726	501	518
Participant contributions	15		9	50	52
Benefits paid	(576)		(493)	(691)	(704)
Acquisitions (dispositions) / other - net	5,207	(a)	-	-	-
Exchange rate adjustments	(594)		(452)	-	-
Balance at December 31	$17,368		$12,386	$695	$813

(a) Substantially all related to Alstom acquisition.

GE Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Changes in level 3 investments
CHANGES IN LEVEL 3 INVESTMENTS FOR THE YEAR ENDED DECEMBER 31, 2015

				Purchases,	Transfers
				issuances	in and/or
	January 1,	Net realized	Net unrealized	and	out of	December 31,
(In millions)	2015	gains (losses)	gains (losses)	settlements	Level 3	2015

Debt securities	$6	$(3)	$3	$(3)	$(1)	$2
Private equities	5,217	432	189	(968)	-	4,870
Real estate	3,129	122	246	(360)	49	3,186
Other investments	2,248	22	(52)	71	6	2,295
	$10,600	$573	$386	$(1,260)	$54	$10,353

CHANGES IN LEVEL 3 INVESTMENTS FOR THE YEAR ENDED DECEMBER 31, 2014

				Purchases,	Transfers
				issuances	in and/or
	January 1,	Net realized	Net unrealized	and	out of	December 31,
(In millions)	2014	gains (losses)	gains (losses)	settlements	Level 3	2014

Debt securities	$-	$(9)	$11	$4	$-	$6
Private equities	6,269	592	(54)	(1,565)	(25)	5,217
Real estate	3,354	36	334	(595)	-	3,129
Other investments	1,622	47	86	194	299	2,248
	$11,245	$666	$377	$(1,962)	$274	$10,600

Asset allocation
	Principal pension plans
December 31 (in millions)	2015	2014

Equity securities
U.S. equity securities(a)	$12,447	$12,956
Non-U.S. equity securities(a)	9,088	9,153
Debt securities
Fixed income and cash investment funds	3,252	4,500
U.S. corporate(b)	5,529	5,155
Other debt securities(c)	5,131	5,729
Private equities(a)	4,885	5,249
Real estate(a)	3,186	3,129
Other investments(d)	2,202	2,409
Total plan assets	$45,720	$48,280

(a) Included direct investments and investment funds.

(b) Primarily represented investment-grade bonds of U.S. issuers from diverse industries.

(c) Primarily represented investments in residential and commercial mortgage-backed securities, non-U.S. corporate and government bonds and U.S. government, federal agency, state and municipal debt.

(d) Substantially all represented hedge fund investments.